Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

FIRST-CLASS MAIL
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS
                               SEMI-ANNUAL REPORT

                             AMERICAN
                             NATIONAL
                             INVESTMENT
                             ACCOUNTS
                             INC.

                                          / / GROWTH PORTFOLIO
                                          / / EQUITY INCOME PORTFOLIO
                                          / / BALANCED PORTFOLIO
                                          / / MONEY MARKET PORTFOLIO
                                          / / GOVERNMENT BOND PORTFOLIO
                                          / / SMALL-CAP/MID-CAP PORTFOLIO
                                          / / HIGH YIELD BOND PORTFOLIO
                                          / / INTERNATIONAL STOCK PORTFOLIO

                                          SEMI-ANNUAL REPORT
                                          JUNE 30, 2003

                                          "The financial statements contained
                                          herein are included for the general
                                          information of our shareholders. This
                                          report is not authorized for
                                          distribution to prospective investors
                                          unless preceded or accompanied by an
                                          effective prospectus."

                                       Form 9429S
                                       08/03

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
                                                                  City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                                Steven H. Stubbs
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE & DEFENSE--2.15%
Boeing Company                                         3,600  $   123,552
Honeywell International Incorporated                   6,900      185,265
                                                              -----------
                                                                  308,817

AUTOMOBILES--1.38%
Ford Motor Company                                     5,322       58,489
General Motors Corporation                             3,000      108,000
Harley-Davidson, Incorporated                            800       31,888
                                                              -----------
                                                                  198,377

BANKS--7.52%
Bank of America Corporation                            4,500      355,635
PNC Financial Services Group                           4,000      195,240
U.S. Bancorp                                          12,078      295,911
Wells Fargo Company                                    4,600      231,840
                                                              -----------
                                                                1,078,626

BEVERAGES--3.14%
Anheuser-Busch Companies, Incorporated                 2,400      122,520
Coca-Cola Company                                      4,000      185,640
PepsiCo, Incorporated                                  3,200      142,400
                                                              -----------
                                                                  450,560

BIOTECHNOLOGY--2.28%
Amgen Incorporated *                                   2,400      160,752
Genentech, Incorporated *                              2,300      165,876
                                                              -----------
                                                                  326,628
BUILDING PRODUCTS--0.51%
American Standard Companies Incorporated *             1,000       73,930

COMMERCIAL SERVICES & SUPPLIES--0.98%
Automatic Data Processing, Incorporated                1,600       54,176
H & R Block, Incorporated                              2,000       86,500
                                                              -----------
                                                                  140,676

COMMUNICATIONS EQUIPMENT--1.81%
Cisco Systems, Incorporated *                         10,700      177,513
QUALCOMM Incorporated *                                2,300       82,225
                                                              -----------
                                                                  259,738

COMPUTERS & PERIPHERALS--3.83%
Computer Associates International, Incorporated          900       20,052
Dell Computer Corporation *                            4,100      131,036
EMC Corporation *                                      7,600       79,572
Hewlett-Packard Company                                4,800      102,240
International Business Machines Corporation            2,300      189,750
Sun Microsystems, Incorporated *                       5,900       27,140
                                                              -----------
                                                                  549,790

COMMON STOCK                                         SHARES      VALUE

CONTAINERS & PACKAGING--1.16%
Sealed Air Corporation *                               3,500  $   166,810

DIVERSIFIED FINANCIALS--7.45%
Citigroup, Incorporated                                8,800      376,640
Countrywide Financial Corporation                      2,100      146,097
J.P. Morgan Chase & Company                            7,850      268,313
Morgan Stanley                                         6,500      277,875
                                                              -----------
                                                                1,068,925

DIVERSIFIED TELECOMMUNICATION
 SERVICES--3.00%
Alltel Corporation                                     1,000       48,220
BellSouth Corporation                                  4,200      111,846
SBC Communications Incorporated                        4,800      122,640
Verizon Communications                                 2,100       82,845
Vodafone Group PLC ADR                                 3,300       64,845
                                                              -----------
                                                                  430,396

ELECTRIC UTILITIES--0.90%
Dominion Resources, Incorporated                         500       32,135
Exelon Corporation                                     1,100       65,791
Southern Company (The)                                 1,000       31,160
                                                              -----------
                                                                  129,086

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.28%
Agilent Technologies, Incorporated *                     600       11,730
Jabil Circuit, Incorporated *                            500       11,050
Molex Incorporated                                       300        8,097
Waters Corporation *                                     300        8,739
                                                              -----------
                                                                   39,616

ENERGY EQUIPMENT & SERVICES--0.56%
Schlumberger Limited                                   1,700       80,869

FOOD PRODUCTS--3.11%
ConAgra Foods, Incorporated                            5,400      127,440
McCormick & Company, Incorporated                      6,200      168,640
Sensient Technologies Corporation                      6,500      149,435
                                                              -----------
                                                                  445,515

FOOD & DRUG RETAILING--4.01%
SUPERVALU Incorporated                                 5,300      112,996
SYSCO Corporation                                      3,400      102,136
Wal-Mart Stores, Incorporated                          6,700      359,589
                                                              -----------
                                                                  574,721

GAS--0.46%
El Paso Corporation                                    4,000       32,320
Sempra Energy                                          1,200       34,236
                                                              -----------
                                                                   66,556

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
HEALTHCARE EQUIPMENT & SUPPLIES--2.04%
Beckman Coulter, Incorporated                          3,000  $   121,920
Medtronic, Incorporated                                3,000      143,910
Zimmer Holdings, Incorporated *                          600       27,030
                                                              -----------
                                                                  292,860
HEALTHCARE PROVIDERS & SERVICES--1.01%
McKesson Corporation                                   2,900      103,646
Tenet Healthcare Corporation *                         3,600       41,940
                                                              -----------
                                                                  145,586

HOTELS, RESTAURANTS & LEISURE--1.26%
Fairmont Hotels & Resorts Incorporated                 1,000       23,400
Starwood Hotels & Resorts Worldwide, Incorporated      5,500      157,245
                                                              -----------
                                                                  180,645

HOUSEHOLD PRODUCTS--3.00%
Kimberly-Clark Corporation                             2,400      125,136
Newell Rubbermaid Incorporated                         2,600       72,800
Procter & Gamble Company                               2,600      231,868
                                                              -----------
                                                                  429,804

INDUSTRIAL CONGLOMERATES--4.55%
3M Company                                               600       77,388
Danaher Corporation                                    1,500      102,075
General Electric Company                              14,200      407,256
RPM, Incorporated                                      4,800       66,000
                                                              -----------
                                                                  652,719

INSURANCE--4.63%
American International Group, Incorporated             4,516      249,193
Brown & Brown, Incorporated                            3,000       97,500
CIGNA Corporation                                      1,700       79,798
Prudential Financial, Incorporated                     6,500      218,725
Travelers Property Casualty Corporation (Class A)        380        6,042
Travelers Property Casualty Corporation (Class B)        781       12,316
                                                              -----------
                                                                  663,574

IT CONSULTING & SERVICES--0.37%
Electronic Data Systems Corporation                    1,400       30,030
SunGard Data Systems Incorporated *                      900       23,319
                                                              -----------
                                                                   53,349

MACHINERY--1.50%
Caterpillar Incorporated                               1,900      105,754
Ingersoll-Rand Company (Class A)                       2,300      108,836
                                                              -----------
                                                                  214,590

COMMON STOCK                                         SHARES      VALUE

MEDIA--3.61%
AOL Time Warner Incorporated *                         6,200  $    99,758
Comcast Corporation (Special Class A) *                3,400      102,612
Omnicom Group Incorporated                               500       35,850
Viacom Incorporated (Class B) *                        2,500      109,150
Walt Disney Company (The)                              8,600      169,850
                                                              -----------
                                                                  517,220

METALS & MINING--0.08%
Fording Incorporated                                     664       12,032

MISCELLANEOUS--0.90%
Nasdaq-100 Index Tracking Stock                        4,300      128,484

MULTI-LINE RETAIL--0.90%
Kohl's Corporation *                                   1,400       71,932
Target Corporation                                     1,500       56,760
                                                              -----------
                                                                  128,692

OFFICE ELECTRONICS--0.10%
Xerox Corporation *                                    1,300       13,767

OIL & GAS--4.47%
Anadarko Petroleum Corporation                         1,300       57,811
BP PLC ADR                                             3,500      147,070
ChevronTexaco Corporation                              1,400      101,080
Kinder Morgan, Incorporated                              800       43,720
Royal Dutch Petroleum Company ADR                      3,800      177,156
Unocal Corporation                                     4,000      114,760
                                                              -----------
                                                                  641,597

PHARMACEUTICALS--7.37%
Bristol-Myers Squibb Company                           2,300       62,445
Johnson & Johnson                                      5,100      263,670
Merck & Company, Incorporated                          2,500      151,375
Pfizer, Incorporated                                  12,745      435,242
Watson Pharmaceuticals, Incorporated *                 2,000       80,740
Wyeth                                                  1,400       63,770
                                                              -----------
                                                                1,057,242

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.65%
Analog Devices, Incorporated *                           500       17,410
Intel Corporation                                     11,100      230,702
KLA-Tencor Corporation *                                 400       18,596
Linear Technology Corporation                            500       16,105
Maxim Integrated Products, Incorporated                  400       13,676
Micron Technology, Incorporated *                        800        9,304
Texas Instruments Incorporated                         3,200       56,320
Thermo Electron Corporation *                            400        8,408
Xilinx, Incorporated *                                   400       10,124
                                                              -----------
                                                                  380,645

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
SOFTWARE--3.84%
Electronic Arts Incorporated *                           300  $    22,197
Intuit Incorporated *                                    400       17,812
Microsoft Corporation                                 14,400      368,784
Oracle Corporation *                                   8,100       97,362
PeopleSoft, Incorporated *                             1,400       24,626
VERITAS Software Corporation *                           700       20,069
                                                              -----------
                                                                  550,850

SPECIALTY RETAIL--2.37%
Bed Bath & Beyond Incorporated *                       1,700       65,977
Chico's FAS, Incorporated *                            4,600       96,830
Home Depot, Incorporated (The)                         3,100      102,672
Limited Brands                                         4,800       74,400
                                                              -----------
                                                                  339,879

TRADING COMPANIES & DISTRIBUTORS--0.59%
W.W. Grainger, Incorporated                            1,800       84,168

WIRELESS TELECOMMUNICATION SERVICES--0.50%
A T & T Wireless Services Incorporated *               5,865       48,151
Nextel Communications, Incorporated (Class A) *        1,300       23,504
                                                              -----------
                                                                   71,655
                                                              -----------
                                  TOTAL COMMON STOCK--90.27%
                                          (Cost $11,861,781)   12,948,994
                                                              -----------
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE
INSURANCE--2.44%
Torchmark Corporation, 1.06%, 07/10/03              $350,000  $   349,907

OIL & GAS--2.30%
Anadarko Petroleum Corporation, 1.15%, 7/1/03        330,000      330,000

PERSONAL PRODUCTS--4.53%
Universal Corporation, 1.25%, 7/2/03                 650,000      649,978
                                                              -----------
                               TOTAL COMMERCIAL PAPER--9.27%
                                           (Cost $1,329,885)    1,329,885
                                                              -----------
                                   TOTAL INVESTMENTS--99.54%
                                          (Cost $13,191,666)   14,278,879
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.46%       66,535
                                                              -----------
                                         NET ASSETS--100.00%  $14,345,414
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE & DEFENSE--1.99%
Lockheed Martin Corporation                            3,900  $   185,523
Northrop Grumman Corporation                           2,000      172,580
                                                              -----------
                                                                  358,103

AUTOMOBILES--1.57%
Ford Motor Company                                    14,663      161,146
General Motors Corporation                             3,400      122,400
                                                              -----------
                                                                  283,546

BANKS--7.17%
Bank of America Corporation                            6,100      482,083
PNC Financial Services Group                           5,000      244,050
U.S. Bancorp                                          10,000      245,000
Wells Fargo Company                                    6,400      322,560
                                                              -----------
                                                                1,293,693
BEVERAGES--3.27%
Anheuser-Busch Companies, Incorporated                 2,900      148,045
Coca-Cola Company                                      5,600      259,896
PepsiCo, Incorporated                                  4,100      182,450
                                                              -----------
                                                                  590,391

BIOTECHNOLOGY--0.78%
Amgen Incorporated *                                   2,100      140,658

BUILDING PRODUCTS--0.53%
American Standard Companies Incorporated *             1,300       96,109

CHEMICALS--1.03%
Dow Chemical Company (The)                             2,500       77,400
E.I. du Pont de Nemours and Company                    2,600      108,264
                                                              -----------
                                                                  185,664

COMMERCIAL SERVICES & SUPPLIES--0.47%
Banta Corporation                                      2,600       84,162

COMMUNICATIONS EQUIPMENT--1.09%
Cisco Systems, Incorporated *                         11,800      195,762

COMPUTERS & PERIPHERALS--1.11%
EMC Corporation *                                      5,800       60,726
International Business Machines Corporation            1,700      140,250
                                                              -----------
                                                                  200,976

CONTAINERS & PACKAGING--0.56%
Sealed Air Corporation *                               2,100      100,086

DIVERSIFIED FINANCIALS--6.15%
Citigroup, Incorporated                               10,533      450,812
J.P. Morgan Chase & Company                           10,650      364,017
Morgan Stanley                                         6,900      294,975
                                                              -----------
                                                                1,109,804

DIVERSIFIED TELECOMMUNICATION
 SERVICES--1.78%
Alltel Corporation                                     2,900      139,838
Verizon Communications                                 4,610      181,865
                                                              -----------
                                                                  321,703

COMMON STOCK                                         SHARES      VALUE

ELECTRIC UTILITIES--2.59%
Allegheny Energy, Incorporated                         3,400  $    28,730
Ameren Corporation                                     2,500      110,250
CenterPoint Energy, Incorporated                       3,700       30,155
Constellation Energy Group                             4,000      137,200
DTE Energy Company                                     3,700      142,968
Reliant Resources, Incorporated *                      2,917       17,881
                                                              -----------
                                                                  467,184

ENERGY EQUIPMENT & SERVICES--0.47%
Schlumberger Limited                                   1,800       85,626

FOOD PRODUCTS--2.87%
ConAgra Foods, Incorporated                            6,000      141,600
H.J. Heinz Company                                     3,000       98,940
McCormick & Company, Incorporated                      2,800       76,160
Sara Lee Corporation                                   7,100      133,551
Sensient Technologies Corporation                      2,900       66,671
                                                              -----------
                                                                  516,922

FOOD & DRUG RETAILING--2.56%
Wal-Mart Stores, Incorporated                          8,600      461,562

HEALTHCARE EQUIPMENT & SUPPLIES--0.94%
Beckman Coulter, Incorporated                          3,500      142,240
Zimmer Holdings, Incorporated *                          600       27,030
                                                              -----------
                                                                  169,270

HEALTHCARE PROVIDERS & SERVICES--0.48%
Health Management Associates, Incorporated
 (Class A)                                             3,600       66,420
Tenet Healthcare Corporation *                         1,700       19,805
                                                              -----------
                                                                   86,225

HOTELS, RESTAURANTS & LEISURE--1.14%
Starwood Hotels & Resorts Worldwide, Incorporated      7,200      205,848

HOUSEHOLD DURABLES--1.06%
Whirlpool Corporation                                  3,000      191,100

HOUSEHOLD PRODUCTS--2.65%
Kimberly-Clark Corporation                             2,100      109,494
Newell Rubbermaid Incorporated                         3,300       92,400
Procter & Gamble Company                               3,100      276,458
                                                              -----------
                                                                  478,352

INDUSTRIAL CONGLOMERATES--4.10%
3M Company                                               800      103,184
Danaher Corporation                                    1,900      129,295
General Electric Company                              17,650      506,202
                                                              -----------
                                                                  738,681

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
INSURANCE--3.77%
American International Group, Incorporated             5,500  $   303,490
CIGNA Corporation                                      2,800      131,432
Prudential Financial, Incorporated                     6,300      211,995
Travelers Property Casualty Corporation (Class A)        710       11,289
Travelers Property Casualty Corporation (Class B)      1,354       21,353
                                                              -----------
                                                                  679,559

LEISURE EQUIPMENT & PRODUCTS--1.15%
Brunswick Corporation                                  8,300      207,666

MACHINERY--1.41%
Caterpillar Incorporated                               2,200      122,452
Ingersoll-Rand Company (Class A)                       2,800      132,496
                                                              -----------
                                                                  254,948
MEDIA--3.61%
AOL Time Warner Incorporated *                         9,600      154,464
Comcast Corporation (Special Class A) *                2,800       80,724
Cox Communications, Incorporated (Class A) *           1,600       51,040
Viacom Incorporated (Class B) *                        3,700      161,542
Walt Disney Company (The)                             10,300      203,425
                                                              -----------
                                                                  651,195

MULTI-LINE RETAIL--1.12%
Federated Department Stores, Incorporated *            5,500      202,675

OIL & GAS--6.41%
Anadarko Petroleum Corporation                         2,459      109,352
BP PLC ADR                                             4,100      172,282
ChevronTexaco Corporation                              2,450      176,890
Exxon Mobil Corporation                               12,300      441,693
Royal Dutch Petroleum Company ADR                      5,500      256,410
                                                              -----------
                                                                1,156,627

PAPER & FOREST PRODUCTS--1.58%
International Paper Company                            1,100       39,303
Plum Creek Timber Company, Incorporated                7,000      181,650
Weyerhaeuser Company                                   1,200       64,800
                                                              -----------
                                                                  285,753
PHARMACEUTICALS--10.98%
Allergan, Incorporated                                 1,500      115,650
Bristol-Myers Squibb Company                           5,600      152,040
Johnson & Johnson                                      5,800      299,860
Merck & Company, Incorporated                          4,800      290,640
Pfizer, Incorporated                                  20,640      704,856
Watson Pharmaceuticals, Incorporated *                 3,800      153,406
Wyeth                                                  5,800      264,190
                                                              -----------
                                                                1,980,642

COMMON STOCK                                         SHARES      VALUE

REAL ESTATE--5.52%
CenterPoint Properties Corporation                     6,600  $   404,250
Health Care Property Investors, Incorporated           5,300      224,455
Public Storage, Incorporated                           4,800      163,152
Weingarten Realty Investors                            4,850      203,215
                                                              -----------
                                                                  995,072

ROAD & RAIL--0.78%
USFreightways Corporation                              5,200      140,244

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.35%
Intel Corporation                                     11,700      243,173

SOFTWARE--2.92%
Microsoft Corporation                                 20,600      527,566

SPECIALTY RETAIL--1.16%
Limited Brands                                         5,800       89,900
Lowe's Companies, Incorporated                         2,800      120,260
                                                              -----------
                                                                  210,160

TOBACCO--0.97%
Altria Group, Incorporated                             2,300      104,512
R.J. Reynolds Tobacco Holdings, Incorporated           1,900       70,699
                                                              -----------
                                                                  175,211

TRADING COMPANIES & DISTRIBUTORS--0.57%
W.W. Grainger, Incorporated                            2,200      102,872
                                                              -----------
                                  TOTAL COMMON STOCK--89.66%
                                          (Cost $17,342,101)   16,174,790
                                                              -----------
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT
INSURANCE--3.05%
Torchmark Corporation, 1.06%, 07/10/03              $550,000      549,854

OIL & GAS--2.82%
Anadarko Petroleum Corporation, 1.15%, 7/1/03        510,000      510,000

PERSONAL PRODUCTS--4.16%
Universal Corporation, 1.25%, 7/2/03                 750,000      749,974
                                                              -----------
                              TOTAL COMMERCIAL PAPER--10.03%
                                           (Cost $1,809,828)    1,809,828
                                                              -----------
                                   TOTAL INVESTMENTS--99.69%
                                          (Cost $19,151,929)   17,984,618
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.31%       55,813
                                                              -----------
                                         NET ASSETS--100.00%  $18,040,431
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE & DEFENSE--0.50%
Honeywell International Incorporated                   1,900  $    51,015

AIR FREIGHT & COURIERS--0.56%
United Parcel Service, Incorporated (Class B)            900       57,330

AUTOMOBILES--0.52%
Ford Motor Company                                     2,174       23,892
General Motors Corporation                               800       28,800
                                                              -----------
                                                                   52,692

BANKS--6.02%
Bank of America Corporation                            2,800      221,284
Bank One Corporation                                   1,000       37,180
PNC Financial Services Group                           1,500       73,215
U.S. Bancorp                                           4,500      110,250
Wachovia Corporation                                   1,200       47,952
Wells Fargo Company                                    2,400      120,960
                                                              -----------
                                                                  610,841

BEVERAGES--1.87%
Anheuser-Busch Companies, Incorporated                 1,200       61,260
Coca-Cola Company                                      1,900       88,179
PepsiCo, Incorporated                                    900       40,050
                                                              -----------
                                                                  189,489

BIOTECHNOLOGY--0.53%
Amgen Incorporated *                                     800       53,584

BUILDING PRODUCTS--0.36%
American Standard Companies Incorporated *               500       36,965

CHEMICALS--0.68%
Dow Chemical Company (The)                               900       27,864
E.I. du Pont de Nemours and Company                    1,000       41,640
                                                              -----------
                                                                   69,504

COMMERCIAL SERVICES & SUPPLIES--0.85%
Banta Corporation                                      1,600       51,792
H & R Block, Incorporated                                800       34,600
                                                              -----------
                                                                   86,392

COMMUNICATIONS EQUIPMENT--1.36%
Cisco Systems, Incorporated *                          7,700      127,743
QUALCOMM Incorporated *                                  300       10,725
                                                              -----------
                                                                  138,468

COMPUTERS & PERIPHERALS--2.60%
Dell Computer Corporation *                            2,200       70,312
EMC Corporation *                                      5,700       59,679
Hewlett-Packard Company                                  500       10,650
International Business Machines Corporation            1,200       99,000
Sun Microsystems, Incorporated *                       5,200       23,920
                                                              -----------
                                                                  263,561

COMMON STOCK                                         SHARES      VALUE

CONTAINERS & PACKAGING--0.38%
Sealed Air Corporation *                                 800  $    38,128

DIVERSIFIED FINANCIALS--5.37%
American Express Company                               1,200       50,172
Citigroup, Incorporated                                4,500      192,600
Countrywide Financial Corporation                        900       62,613
J.P. Morgan Chase & Company                            4,640      158,595
Morgan Stanley                                         1,900       81,225
                                                              -----------
                                                                  545,205

DIVERSIFIED TELECOMMUNICATION
 SERVICES--2.48%
Alltel Corporation                                     2,600      125,372
SBC Communications Incorporated                        2,800       71,540
Verizon Communications                                 1,376       54,283
                                                              -----------
                                                                  251,195

ELECTRIC UTILITIES--1.95%
Allegheny Energy, Incorporated                           900        7,605
Ameren Corporation                                     1,200       52,920
CenterPoint Energy, Incorporated                       1,900       15,485
Constellation Energy Group                             1,800       61,740
DTE Energy Company                                     1,300       50,232
Reliant Resources, Incorporated *                      1,582        9,698
                                                              -----------
                                                                  197,680

ENERGY EQUIPMENT & SERVICES--0.61%
Schlumberger Limited                                   1,300       61,841

FOOD PRODUCTS--2.28%
ConAgra Foods, Incorporated                            2,100       49,560
H.J. Heinz Company                                       900       29,682
McCormick & Company, Incorporated                      1,800       48,960
Sara Lee Corporation                                   2,300       43,263
Sensient Technologies Corporation                      2,600       59,774
                                                              -----------
                                                                  231,239

FOOD & DRUG RETAILING--1.35%
Wal-Mart Stores, Incorporated                          2,551      136,912

HEALTHCARE EQUIPMENT & SUPPLIES--1.45%
Abbott Laboratories                                    1,300       56,888
Beckman Coulter, Incorporated                          2,100       85,344
Zimmer Holdings, Incorporated *                          110        4,955
                                                              -----------
                                                                  147,187

HEALTHCARE PROVIDERS & SERVICES--0.35%
Health Management Associates, Incorporated
 (Class A)                                             1,400       25,830
Tenet Healthcare Corporation *                           800        9,320
                                                              -----------
                                                                   35,150

HOTELS, RESTAURANTS & LEISURE--0.70%
Starwood Hotels & Resorts Worldwide, Incorporated      2,500       71,475

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
HOUSEHOLD DURABLES--0.90%
Black & Decker Corporation                             2,100  $    91,245

HOUSEHOLD PRODUCTS--1.82%
Kimberly-Clark Corporation                               800       41,712
Newell Rubbermaid Incorporated                         1,300       36,400
Procter & Gamble Company                               1,200      107,016
                                                              -----------
                                                                  185,128

INDUSTRIAL CONGLOMERATES--2.68%
3M Company                                               300       38,694
Danaher Corporation                                      600       40,830
General Electric Company                               6,700      192,156
                                                              -----------
                                                                  271,680

INSURANCE--1.92%
American International Group, Incorporated             1,779       98,165
CIGNA Corporation                                        500       23,470
Prudential Financial, Incorporated                     1,900       63,935
Travelers Property Casualty Corporation (Class A)        151        2,401
Travelers Property Casualty Corporation (Class B)        410        6,466
                                                              -----------
                                                                  194,437
IT CONSULTING & SERVICES--0.07%
Electronic Data Systems Corporation                      200        4,290
SunGard Data Systems Incorporated *                      100        2,591
                                                              -----------
                                                                    6,881

LEISURE EQUIPMENT & PRODUCTS--0.81%
Brunswick Corporation                                  3,300       82,566

MACHINERY--0.81%
Caterpillar Incorporated                                 800       44,528
Ingersoll-Rand Company (Class A)                         800       37,856
                                                              -----------
                                                                   82,384
MEDIA--2.02%
AOL Time Warner Incorporated *                         2,800       45,052
Comcast Corporation (Special Class A) *                  800       23,064
Cox Communications, Incorporated (Class A) *             600       19,140
Viacom Incorporated (Class B) *                        1,200       52,392
Walt Disney Company (The)                              3,300       65,175
                                                              -----------
                                                                  204,823

METALS & MINING--0.23%
Alcoa Incorporated                                       900       22,950

MULTI-LINE RETAIL--0.76%
Federated Department Stores, Incorporated *            2,100       77,385

COMMON STOCK                                         SHARES      VALUE

OIL & GAS--3.36%
Anadarko Petroleum Corporation                           600  $    26,682
BP PLC ADR                                             1,728       72,611
ChevronTexaco Corporation                                850       61,370
Exxon Mobil Corporation                                2,100       75,411
Royal Dutch Petroleum Company ADR                      1,450       67,599
Unocal Corporation                                     1,300       37,297
                                                              -----------
                                                                  340,970

PAPER & FOREST PRODUCTS--0.34%
International Paper Company                              500       17,865
Weyerhaeuser Company                                     300       16,200
                                                              -----------
                                                                   34,065

PERSONAL PRODUCTS--0.22%
Gillette Company (The)                                   700       22,302

PHARMACEUTICALS--7.13%
Allergan, Incorporated                                   500       38,550
Bristol-Myers Squibb Company                           1,800       48,870
Johnson & Johnson                                      3,100      160,270
Merck & Company, Incorporated                          1,800      108,990
Pfizer, Incorporated                                   7,495      255,954
Watson Pharmaceuticals, Incorporated *                 1,400       56,518
Wyeth                                                  1,200       54,660
                                                              -----------
                                                                  723,812

ROAD & RAIL--0.40%
USFreightways Corporation                              1,500       40,455

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.54%
Intel Corporation                                      7,200      149,645
Texas Instruments Incorporated                           400        7,040
                                                              -----------
                                                                  156,685

SOFTWARE--2.59%
Microsoft Corporation                                  6,600      169,026
Oracle Corporation *                                   1,100       13,222
VERITAS Software Corporation *                         2,800       80,276
                                                              -----------
                                                                  262,524

SPECIALTY RETAIL--1.65%
Home Depot, Incorporated (The)                         1,900       62,928
Limited Brands                                         2,600       40,300
Lowe's Companies, Incorporated                         1,500       64,425
                                                              -----------
                                                                  167,653

TRADING COMPANIES & DISTRIBUTORS--0.37%
W.W. Grainger, Incorporated                              800       37,408
                                                              -----------
                                  TOTAL COMMON STOCK--62.39%
                                           (Cost $6,331,757)    6,331,206
                                                              -----------

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

AUTO COMPONENTS--5.78%
                                                      FACE
BONDS AND NOTES                                      AMOUNT      VALUE
Cooper Tire & Rubber Company, 7.75%, 12/15/09       $400,000  $   476,870
TRW, Incorporated, 6.30%, 05/15/08                   100,000      110,022
                                                              -----------
                                                                  586,892

AUTOMOBILES--1.29%
DaimlerChrysler North America, 7.20%, 09/01/09       115,000      130,719

BUILDING PRODUCTS--1.06%
Lafarge Corporation, 6.375%, 07/15/05                100,000      107,522

DIVERSIFIED FINANCIALS--2.75%
Household Finance Corporation, 5.875%, 02/01/09      250,000      278,717

DIVERSIFIED TELECOMMUNICATION
 SERVICES--1.00%
US West Communications, Incorporated, 6.125%,
 11/15/05                                            100,000      101,750

INDUSTRIAL CONGLOMERATES--2.03%
Tyco International Group, yankee bond, 5.875%,
 11/01/04                                            200,000      206,000

REAL ESTATE--1.16%
Weingarten Realty Investors, 7.35%, 07/20/09         100,000      117,984

TRANSPORTATION INFRASTRUCTURE--4.90%
Hertz Corporation, 7.40%, 03/01/11                   200,000      204,838
Union Tank Car Company, 6.63%, 10/03/04              275,000      292,339
                                                              -----------
                                                                  497,177

U S GOVERNMENT AGENCY SECURITIES--5.11%
Federal Home Loan Bank, 5.125%, 09/15/03(a)          200,000      201,682
Federal Home Loan Bank, 5.495%, 03/22/04             100,000      103,180
Federal Home Loan Bank, 5.10%, 12/14/07              200,000      207,027
Federal Home Loan Mortgage Corporation, Pool #
 360100, 9.00%, 04/01/20                               3,959        4,264
Federal Home Loan Mortgage Corporation, Pool #
 540341, 9.00%, 09/01/19                               2,367        2,636
                                                              -----------
                                                                  518,789
                                                      FACE
BONDS AND NOTES                                      AMOUNT      VALUE

U S GOVERNMENT SECURITIES--1.52%
U S Treasury Notes, 5.875%, 02/15/04                $150,000  $   154,541
                                                              -----------
                               TOTAL BONDS AND NOTES--26.60%
                                           (Cost $2,474,997)    2,700,091
                                                              -----------
COMMERCIAL PAPER
OIL & GAS--3.66%
Anadarko Petroleum Corporation, 1.15%, 7/1/03        371,000      371,000

PERSONAL PRODUCTS--4.43%
Universal Corporation, 1.25%, 7/2/03                 450,000      449,984

TRANSPORTATION INFRASTRUCTURE--2.22%
Hertz Corporation, 1.30%, 7/9/03                     225,000      224,935
                                                              -----------
                              TOTAL COMMERCIAL PAPER--10.31%
                                           (Cost $1,045,919)    1,045,919
                                                              -----------
                                   TOTAL INVESTMENTS--99.30%
                                           (Cost $9,852,673)   10,077,216
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.70%       71,358
                                                              -----------
                                         NET ASSETS--100.00%  $10,148,574
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

(a) Long term obligations that will mature in less than one year.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                             INTEREST/
U S GOVERNMENT AND AGENCY SHORT-TERM              MATURITY    STATED        FACE
OBLIGATIONS                                         DATE      RATE(%)      AMOUNT       VALUE
U S GOVERNMENT AGENCIES--100.14%
Federal Farm Credit Bank                          07/08/03     0.950     $3,230,000  $ 3,229,403
Federal Home Loan Bank                            07/02/03     0.900      1,755,000    1,754,956
Federal Home Loan Bank                            07/11/03     0.970      3,384,000    3,383,088
Federal Home Loan Mortgage Corporation            07/01/03     0.980      2,620,000    2,620,000
Federal Home Loan Mortgage Corporation            07/15/03     0.960      1,742,000    1,741,350
Federal National Mortgage Association             07/03/03     0.920      2,890,000    2,889,852
Federal National Mortgage Association             07/07/03     0.930      1,287,000    1,286,801
Federal National Mortgage Association             07/09/03     0.900      1,745,000    1,744,651
                                                                                     -----------
                    TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--100.14%
                                                                 (Cost $18,650,101)   18,650,101
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(0.14%)      (26,963)
                                                                                     -----------
                                                                NET ASSETS--100.00%  $18,623,138
                                                                                     ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              INTEREST/
                                                  MATURITY     STATED        FACE
CORPORATE BONDS                                     DATE       RATE(%)      AMOUNT        VALUE
METALS & MINING--4.75%
Carpenter Technology Corporation (a)               05/15/13     6.625     $  500,000   $   502,929
                                                                                       -----------
                                                        TOTAL CORPORATE BONDS--4.75%
                                                                     (Cost $499,720)       502,929
                                                                                       -----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--48.95%
Federal Home Loan Bank                             06/15/04     3.375        525,000       536,091
Federal Home Loan Bank                             03/06/06     5.125        235,000       255,848
Federal Home Loan Bank                             02/15/07     7.250        200,000       235,468
Federal Home Loan Mortgage Corporation             01/15/05     1.875        600,000       605,384
Federal Home Loan Mortgage Corporation             08/20/12     5.125        640,000       661,715
Federal National Mortgage Association              05/02/06     5.500        650,000       713,619
Federal National Mortgage Association              01/02/07     4.750        300,000       323,930
Federal National Mortgage Association              05/14/07     5.000      1,575,000     1,617,719
Federal National Mortgage Association              02/01/11     6.250        200,000       230,645
                                                                                       -----------
                                                                                         5,180,419

U S GOVERNMENT SECURITIES--36.23%
U S Treasury Notes                                 07/31/04     2.250        360,000       364,655
U S Treasury Notes                                 07/15/06     7.000        500,000       577,891
U S Treasury Notes                                 05/15/08     2.625        450,000       454,113
U S Treasury Notes                                 11/15/08     4.750        500,000       554,278
U S Treasury Notes                                 08/15/09     6.000        365,000       430,543
U S Treasury Notes                                 02/15/10     6.500        360,000       436,739
U S Treasury Notes                                 08/15/10     5.750        250,000       292,627
U S Treasury Notes                                 02/15/12     4.875        650,000       722,515
                                                                                       -----------
                                                                                         3,833,361
                                                                                       -----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--85.18%
                                                                   (Cost $8,778,758)     9,013,780
                                                                                       -----------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--8.95%
Federal Home Loan Bank                             07/11/03     0.990        462,000       461,873
Federal Home Loan Mortgage Corporation             07/01/03     0.980        485,000       485,000
                                                                                       -----------
                       TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--8.95%
                                                                     (Cost $946,873)       946,873
                                                                                       -----------
                                                           TOTAL INVESTMENTS--98.88%
                                                                  (Cost $10,225,351)    10,463,582
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--1.12%       118,482
                                                                                       -----------
                                                                 NET ASSETS--100.00%   $10,582,064
                                                                                       ===========

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2003, the market value of these securities amounted to $502,929 or 4.75% of net assets.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO


COMMON STOCK                             SHARES      VALUE
BIOTECHNOLOGY--7.59%
Abgenix, Incorporated *                   1,000    $   10,490
Acambis plc sponsored ADR *                 300        18,252
Celgene Corporation *                     1,000        30,400
CuraGen Corporation *                     1,500         8,325
Human Genome Sciences,
 Incorporated *                             800        10,176
Maxygen Incorporated *                    1,000        10,970
MedImmune, Incorporated *                   500        18,185
                                                   ----------
                                                      106,798
COMMERCIAL SERVICES & SUPPLIES--3.60%
University Of Phoenix Online *            1,000        50,700

COMMUNICATIONS EQUIPMENT--14.54%
ADTRAN, Incorporated                        900        45,918
NetScreen Technologies,
 Incorporated *                             800        18,040
Tekelec *                                 3,000        33,900
UTStarcom, Incorporated *                 3,000       106,710
                                                   ----------
                                                      204,568

COMPUTERS & PERIPHERALS--5.07%
Advanced Digital Information
 Corporation *                            6,000        59,940
Cree, Incorporated *                        700        11,396
                                                   ----------
                                                       71,336

DIVERSIFIED FINANCIALS--2.97%
Chicago Mercantile Exchange (The)           600        41,778

DIVERSIFIED TELECOMMUNICATION
 SERVICES--0.29%
COLT Telecom Group plc sponsored
 ADR *                                    1,000         4,130

ELECTRONIC EQUIPMENT & INSTRUMENTS--5.50%
Garmin Ltd *                              1,400        55,818
Itron, Incorporated *                     1,000        21,560
                                                   ----------
                                                       77,378

HEALTHCARE EQUIPMENT & SUPPLIES--6.07%
Advanced Neuromodulation Systems,
 Incorporated *                           1,000        51,770
Flamel Technologies S.A. sponsored
 ADR *                                    2,500        33,675
                                                   ----------
                                                       85,445

HEALTHCARE PROVIDERS & SERVICES--3.55%
Gilead Sciences, Incorporated *             900        50,022


COMMON STOCK                             SHARES      VALUE

INTERNET SOFTWARE & SERVICES--19.29%
aQuantive, Incorporated *                10,000    $  105,000
FindWhat.com *                              800        15,048
GlobespanVirata, Incorporated *           1,000         8,250
InfoSpace, Incorporated *                   100         1,357
Sohu.com Incorporated *                   3,000       102,480
Yahoo! Incorporated *                     1,200        39,312
                                                   ----------
                                                      271,447

INTERNET & CATALOG RETAIL--3.70%
eBay Incorporated *                         500        52,090

MEDIA--3.34%
Macrovision Corporation *                   500         9,960
TiVo Incorporated *                       3,000        37,050
                                                   ----------
                                                       47,010

PHARMACEUTICALS--3.01%
NPS Pharmaceuticals, Incorporated *       1,000        24,340
Sepracor Incorporated *                   1,000        18,030
                                                   ----------
                                                       42,370

SEMICONDUCTOR EQUIPMENT & PRODUCTS--12.63%
ARM Holdings plc sponsored ADR *          4,000        13,640
Marvell Technology Group LTD *            2,500        85,925
OmniVision Technologies,
 Incorporated *                             800        24,960
Silicon Laboratories Incorporated *       2,000        53,280
                                                   ----------
                                                      177,805

SOFTWARE--8.48%
Avid Technology, Incorporated *           1,300        45,591
Micromuse, Incorporated *                 5,500        43,945
Verisity Ltd *                            2,500        29,850
                                                   ----------
                                                      119,386
                                                   ----------
                      TOTAL COMMON STOCK--99.63%
                               (Cost $1,445,331)    1,402,263
  CASH AND OTHER ASSETS, LESS LIABILITIES--0.37%        5,160
                                                   ----------
                             NET ASSETS--100.00%   $1,407,423
                                                   ==========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT       VALUE
AUTO COMPONENTS--6.38%
Dana Corporation                                  03/15/10    10.125     $  500,000  $   551,250
Dura Operating Corporation                        05/01/09     9.000      1,000,000      920,000
                                                                                     -----------
                                                                                       1,471,250

BANKS--5.21%
Sovereign Bancorp                                 11/15/06    10.500      1,000,000    1,201,349

CHEMICALS--4.03%
Lyondell Chemical Company                         05/01/09    10.875      1,000,000      930,000

CONSTRUCTION & ENGINEERING--4.87%
Standard Pacific Corporation                      04/15/12     9.250      1,000,000    1,122,500

DIVERSIFIED FINANCIALS--7.28%
GATX Capital Corporation                          06/01/09     8.875        500,000      537,232
LaBranche & Company                               03/01/07    12.000      1,000,000    1,140,000
                                                                                     -----------
                                                                                       1,677,232

DIVERSIFIED TELECOMMUNICATION SERVICES--2.56%
Charter Communications Holdings (b)               01/15/10     0.000      1,000,000      590,000
WinStar Communications, Incorporated (a)(b)(c)    04/15/10     0.000      1,000,000          100
                                                                                     -----------
                                                                                         590,100

ELECTRIC UTILITIES--4.38%
AES Corporation (The)                             06/01/09     9.500      1,000,000    1,010,000

ELECTRONIC EQUIPMENT & INSTRUMENTS--4.18%
Flextronics International LTD (c)                 05/15/13     6.500      1,000,000      962,500

HOTELS, RESTAURANTS & LEISURE--9.73%
HMH Properties                                    08/01/08     7.875      1,000,000    1,015,000
International Game Technology                     05/15/09     8.375      1,000,000    1,226,806
                                                                                     -----------
                                                                                       2,241,806

HOUSEHOLD DURABLES--4.65%
Toll Corporation                                  05/01/09     8.000      1,000,000    1,071,250

LEISURE EQUIPMENT & PRODUCTS--4.67%
Mohegan Tribal Gaming                             01/01/09     8.750      1,000,000    1,077,500

MEDIA--5.12%
News America Holdings                             10/17/08     7.375      1,000,000    1,181,247

METALS & MINING--3.69%
AK Steel Corporation                              02/15/09     7.875      1,000,000      850,000

PAPER & FOREST PRODUCT--4.45%
Georgia-Pacific Corporation                       05/15/06     7.500      1,000,000    1,025,000

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT       VALUE
SOFTWARE--4.48%
Unisys Corporation                                04/01/08     7.875     $1,000,000  $ 1,032,500

TRANSPORTATION INFRASTRUCTURE--4.23%
United Rentals, Incorporated                      04/01/09     9.000      1,000,000      975,000
                                                                                     -----------
                                                      TOTAL CORPORATE BONDS--79.91%
                                                                 (Cost $18,210,986)   18,419,234
                                                                                     -----------

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--21.97%
Federal Home Loan Mortgage Corporation            07/01/03     0.980        950,000      950,000
Federal Home Loan Mortgage Corporation            07/01/03     1.170      1,300,000    1,300,000
Federal Home Loan Mortgage Corporation            07/11/03     0.960      2,815,000    2,814,249
                                                                                     -----------
                     TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--21.97%
                                                                  (Cost $5,064,249)    5,064,249
                                                                                     -----------
COMMON STOCK
                                                                           SHARES
DIVERSIFIED TELECOMMUNICATION SERVICES--0.03%
XO Communications, Incorporated (d) *                                           975        7,069

MULTI-LINE RETAIL--1.32%
Kmart Holding Corporation (d) *                                              11,250      304,312
                                                                                     -----------
                                                          TOTAL COMMON STOCK--1.35%
                                                                  (Cost $1,875,887)      311,381
                                                                                     -----------

WARRANTS

AUTO COMPONENTS--0.02%
Hayes Lemmerz International Incorporated,
expiring 06/3/06 (d)                                                          1,123        3,750
                                                                                     -----------
                                                              TOTAL WARRANTS--0.02%
                                                                    (Cost $910,767)        3,750
                                                                                     -----------
                                                         TOTAL INVESTMENTS--103.25%
                                                                 (Cost $26,061,889)   23,798,614
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(3.25%)     (749,256)
                                                                                     -----------
                                                                NET ASSETS--100.00%  $23,049,358
                                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
 (a) Security is in default of interest.
 (b) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2003, the market value of these securities amounted to $962,600 or 4.18% of net assets.
 (d) Security acquired as part of a unit or in exchange for other securites.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)                                     SHARES      VALUE
AUSTRALIA--4.24%
News Corporation Limited (The)                         2,700   $   81,729
Westpac Banking Corporation Limited                      800       43,744
                                                               ----------
                                                                  125,473

BELGIUM--0.31%
Delhaize "Le Lion" SA                                    300        9,198

FINLAND--1.78%
Nokia Corporation                                      3,200       52,576

DENMARK--1.33%
Novo Nordisk A/S                                         700       24,269
TDC A/S                                                1,000       15,150
                                                               ----------
                                                                   39,419

FRANCE--9.80%
Alcatel S.A.                                           1,400       12,530
Aventis S.A.                                           1,000       54,700
Axa                                                    2,200       34,342
France Telecom S.A.                                    1,400       34,510
Groupe Danone                                            900       24,975
Total Fina Elf S.A.                                    1,700      128,860
                                                               ----------
                                                                  289,917

GERMANY--6.84%
DaimlerChrysler AG                                     1,000       34,720
Deutsche Bank AG                                         600       38,652
Deutsche Telekom AG                                    3,100       47,120
SAP AG                                                 1,300       37,986
Siemens AG                                               900       43,965
                                                               ----------
                                                                  202,443

GREECE--0.69%
Hellenic Telecommunications Organization SA            3,400       20,400

HONG KONG--1.32%
Chartered Semiconductor Manufacturing LTD *              200        1,030
Cheung Kong (Holdings) LTD                             2,300       13,685
Hutchison Whampoa LTD                                    800       24,288
                                                               ----------
                                                                   39,003

IRELAND--1.48%
Bank of Ireland                                          900       43,650

ITALY--4.90%
ENI S.p.A.                                               500       38,020
Luxottica Group S.p.A.                                   600        8,340
San Paolo--IMI S.p.A.                                    900       16,938
Telecom Italia S.p.A.                                    900       81,576
                                                               ----------
                                                                  144,874

COMMON STOCK (a)                                     SHARES      VALUE

JAPAN--19.81%
Canon Incorporated                                     1,500   $   68,475
Hitachi, Limited                                         600       25,380
Honda Motor Company, LTD                               3,200       60,960
Kirin Brewery Company, Limited                         2,000       13,920
Matsushita Electric Industrial Company, Limited        3,400       34,170
Millea Holdings, Incorporated                            500       19,220
Mitsubishi Toyko Financial Group, Incorporated         7,700       35,266
NEC Corporation                                        2,700       13,608
Nippon Telegraph and Telephone Corporation             5,200      102,960
Sony Corporation                                       1,500       42,000
TDK Corporation                                          200        9,820
Toyota Motor Corporation                               3,100      160,580
                                                               ----------
                                                                  586,359

NETHERLANDS--4.81%
ABN AMRO Holding N.V.                                    800       15,272
Aegon N.V.                                               846        8,494
Fortis                                                 1,200       20,580
ING Groep N.V.                                         1,100       19,283
Koninklijke (Royal) Ahold N.V.                           512        4,285
Koninklijke (Royal) KPN N.V. *                           717        5,112
Koninklijke (Royal) Philips Electronics N.V.             700       13,377
Royal Dutch Petroleum Company                          1,200       55,944
                                                               ----------
                                                                  142,347

NORWAY--1.16%
Norsk Hydro ASA                                          700       34,405

PORTUGAL--0.95%
Electricidade de Portugal, S.A.                          200        4,336
Portugal Telecom, SGPS, S.A.                           3,340       23,848
                                                               ----------
                                                                   28,184

SPAIN--3.89%
Banco Bilbao Vizcaya Argentaria, S.A.                  2,200       23,078
Banco Santander Central Hispano SA                     3,200       28,224
Endesa, S.A.                                             700       11,410
Repsol YPF, S.A.                                         900       14,553
Telefonica SA *                                        1,099       37,992
                                                               ----------
                                                                  115,257

SWEDEN--0.47%
Telefonaktiebolaget LM Ericsson *                      1,320       14,032

SWITZERLAND--7.29%
Adecco SA                                                800        8,360
Centerpulse LTD                                          100        2,700
Nestle SA                                              1,800       93,060
Novartis AG                                            2,800      111,468
                                                               ----------
                                                                  215,588

TAIWAN--0.72%
Singapore Telecommunications Limited                   2,500       21,437

SCHEDULE OF INVESTMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

COMMON STOCK (a)                                     SHARES      VALUE
UNITED KINGDOM--19.25%
AstraZeneca Group PLC                                  1,500   $   61,155
BG Group PLC                                             600       13,584
BP PLC                                                 3,100      130,262
BT Group PLC                                             700       23,562
Barclays PLC                                           1,200       35,904
Cable & Wireless PLC                                     800        4,376
Cadbury Schweppes PLC                                    400        9,672
GlaxoSmithKline PLC                                    2,599      105,363
Imperial Chemical Industries PLC                         200        1,660
International Power PLC *                                100        2,126
Shell Transport & Trading Company                      1,400       55,790
Unilever PLC                                             500       16,050
Vodafone Group PLC                                     5,400      106,110
WPP Group PLC                                            100        4,007
                                                               ----------
                                                                  569,621
                                                               ----------
                                  TOTAL COMMON STOCK--91.04%
                                           (Cost $4,799,822)    2,694,183
                                                               ----------
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS                                FACE
                                                     AMOUNT
U S GOVERNMENT AGENCIES--7.60%
Federal Home Loan Mortgage Association, 0.91%,
 07/01/03                                           $225,000      225,000
                                                               ----------
                             TOTAL U S GOVERNMENT AND AGENCY
                               SHORT-TERM OBLIGATIONS--7.60%
                                             (Cost $225,000)      225,000
                                                               ----------
                                   TOTAL INVESTMENTS--98.64%
                                           (Cost $5,024,822)    2,919,183
              CASH AND OTHER ASSETS, LESS LIABILITIES--1.36%       40,200
                                                               ----------
                                         NET ASSETS--100.00%   $2,959,383
                                                               ==========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) This portfolio invests primarily in
     Depositary receipts, which include ADRs,
     GDRs, EuroDRs (Euro Depositary Receipts) and
     NYSs (New York Shares), these securities are
     negotiable U.S. securities that generally
     represent a non-U.S. company's publicly
     traded equity and are usually U.S.
     dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME    BALANCED     MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value (Cost $13,191,666,
 $19,151,929, $9,852,673, and $18,650,101, respectively)      $14,278,879    $17,984,618    $10,077,216   $18,650,101
Cash and cash equivalents                                          60,480         40,376         26,712         1,196
Prepaid expenses                                                       30             43             29            34
Receivable for:
  Dividends                                                        12,607         22,319          7,932            --
  Capital stock sold                                                6,851          8,481         10,329        12,692
  Interest                                                             --             --         37,067            --
  Expense reimbursement                                             1,092          1,522          1,442         4,961
                                                              -----------    -----------    -----------   -----------
                                                TOTAL ASSETS   14,359,939     18,057,359     10,160,727    18,668,984
                                                              -----------    -----------    -----------   -----------
LIABILITIES
Capital stock reacquired                                               --             --            363        28,653
Accrued:
  Investment advisory fee                                           6,145          7,731          4,302         7,771
  Service fee                                                       3,073          3,865          2,151         3,886
Other liabilities                                                   5,307          5,332          5,337         5,536
                                                              -----------    -----------    -----------   -----------
                                           TOTAL LIABILITIES       14,525         16,928         12,153        45,846
                                                              -----------    -----------    -----------   -----------
                                                  NET ASSETS  $14,345,414    $18,040,431    $10,148,574   $18,623,138
                                                              ===========    ===========    ===========   ===========
SHARES OUTSTANDING                                             11,341,726     12,771,256      7,749,902    18,623,138
                                                              ===========    ===========    ===========   ===========
NET ASSET VALUE PER SHARE                                     $      1.26    $      1.41    $      1.31   $      1.00
                                                              ===========    ===========    ===========   ===========

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH     EQUITY INCOME   BALANCED    MONEY MARKET
                                                              PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $  102,324     $  181,279    $ 56,944            --
Interest                                                           9,333          9,707      88,350      $116,304
                                                              ----------     ----------    --------      --------
                                     TOTAL INVESTMENT INCOME     111,657        190,986     145,294       116,304
                                                              ----------     ----------    --------      --------
EXPENSES
Investment advisory fees                                          33,007         42,309      23,504        48,739
Service fees                                                      16,504         21,154      11,752        24,370
Professional fees                                                  3,168          3,198       3,201         2,878
Custody and transaction fees                                       5,675          4,828       5,068         4,959
Directors' fees and expenses                                       2,159          2,159       2,159         2,159
Registration fees                                                     45             27          44           435
Other expenses                                                     1,903          2,594       1,287         1,297
                                                              ----------     ----------    --------      --------
                                              TOTAL EXPENSES      62,461         76,269      47,015        84,837
                                    LESS EXPENSES REIMBURSED      (5,009)        (9,406)     (8,910)      (30,232)
                                                              ----------     ----------    --------      --------
                                                NET EXPENSES      57,452         66,863      38,105        54,605
                                                              ----------     ----------    --------      --------
INVESTMENT INCOME--NET                                            54,205        124,123     107,189        61,699
                                                              ----------     ----------    --------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                              (220,682)       (70,752)    (47,088)           --
  Change in unrealized appreciation of investments             1,406,477      1,324,834     778,537            --
                                                              ----------     ----------    --------      --------
NET GAIN ON INVESTMENTS                                        1,185,795      1,254,082     731,449            --
                                                              ----------     ----------    --------      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,240,000     $1,378,205    $838,638      $ 61,699
                                                              ==========     ==========    ========      ========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT    SMALL-CAP/    HIGH YIELD     INTERNATIONAL
                                                                 BOND        MID-CAP         BOND            STOCK
                                                               PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
ASSETS
Investments in securities, at value (Cost $10,225,351,
 $1,445,331, $26,061,889 and $5,024,822, respectively)        $10,463,582   $1,402,263    $23,798,614     $2,919,183
Cash and cash equivalents                                             572       23,560          2,022         38,016
Prepaid expenses                                                       20            7             32              7
Investment securities sold                                             --       20,976             --             --
Receivable for:
  Dividends                                                            --           --             --         11,611
  Capital stock sold                                                6,541          886            241             65
  Interest                                                        117,618           --        310,125             --
  Expense reimbursement                                             5,019        1,901          1,873          1,032
                                                              -----------   ----------    -----------     ----------
                                                TOTAL ASSETS   10,593,352    1,449,593     24,112,907      2,969,914
                                                              -----------   ----------    -----------     ----------
LIABILITIES
Investment securites purchased                                         --       35,918      1,039,583             --
Capital stock reacquired                                               --           --          3,818          1,855
Accrued:
  Investment advisory fee                                           4,502        1,440         10,693          1,906
  Service fee                                                       2,251          288          4,861            635
Other liabilities                                                   4,535        4,524          4,594          6,135
                                                              -----------   ----------    -----------     ----------
                                           TOTAL LIABILITIES       11,288       42,170      1,063,549         10,531
                                                              -----------   ----------    -----------     ----------
                                                  NET ASSETS  $10,582,064   $1,407,423    $23,049,358     $2,959,383
                                                              ===========   ==========    ===========     ==========
SHARES OUTSTANDING                                              9,460,754    7,273,565     26,416,048      5,430,473
                                                              ===========   ==========    ===========     ==========
NET ASSET VALUE PER SHARE                                     $      1.12   $     0.19    $      0.87     $     0.54
                                                              ===========   ==========    ===========     ==========

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/     HIGH YIELD     INTERNATIONAL
                                                                 BOND        MID-CAP         BOND            STOCK
                                                              PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
INVESTMENT INCOME
Dividends                                                            --             --            --       $ 41,370
Interest                                                      $ 175,628    $       470    $  747,487          1,331
                                                              ---------    -----------    ----------       --------
                                     TOTAL INVESTMENT INCOME    175,628            470       747,487         42,701
                                                              ---------    -----------    ----------       --------
EXPENSES
Investment advisory fees                                         23,803          5,861        58,379         10,115
Service fees                                                     11,902          1,172        26,536          3,372
Professional fees                                                 2,799          2,902         2,836          2,908
Custody and transaction fees                                      2,528          1,858         2,928          2,020
Directors' fees and expenses                                      2,159          2,159         2,159          2,159
Registration fees                                                   184             52           165             38
Other expenses                                                      876             87         2,572            443
                                                              ---------    -----------    ----------       --------
                                              TOTAL EXPENSES     44,251         14,091        95,575         21,055
                                    LESS EXPENSES REIMBURSED    (27,564)        (8,829)      (10,579)        (6,217)
                                                              ---------    -----------    ----------       --------
                                                NET EXPENSES     16,687          5,262        84,996         14,838
                                                              ---------    -----------    ----------       --------
INVESTMENT INCOME (LOSS)--NET                                   158,941         (4,792)      662,491         27,863
                                                              ---------    -----------    ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment                        304,491     (1,252,930)      101,458            (35)
  Change in unrealized appreciation (depreciation) of
   investments                                                 (238,885)     1,639,816     1,960,920        231,753
                                                              ---------    -----------    ----------       --------
NET GAIN ON INVESTMENTS                                          65,606        386,886     2,062,378        231,718
                                                              ---------    -----------    ----------       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 224,547    $   382,094    $2,724,869       $259,581
                                                              =========    ===========    ==========       ========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,       DECEMBER 31,
                                                            ----------------   -------------
                                                                  2003             2002
                                                            ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $    54,205      $    92,790
  Net realized loss on investments                                (220,682)      (2,427,662)
  Change in unrealized appreciation (depreciation)               1,406,477       (2,570,473)
                                                               -----------      -----------
  Net Increase (decrease) in net assets resulting from
   operations                                                    1,240,000       (4,905,345)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                --          (93,938)
CAPITAL SHARE TRANSACTIONS--Net                                      6,044          243,119
                                                               -----------      -----------
TOTAL INCREASE (DECREASE)                                        1,246,044       (4,756,164)
NET ASSETS
  Beginning of period                                           13,099,370       17,855,534
                                                               -----------      -----------
  End of period                                                $14,345,414      $13,099,370
                                                               ===========      ===========
Undistributed Net Investment Income                            $    52,474               --
                                                               ===========      ===========

EQUITY INCOME PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2003             2002
                                                             ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   124,123      $   273,659
  Net realized gain (loss) on investments                           (70,752)         743,201
  Change in unrealized appreciation (depreciation)                1,324,834       (3,973,402)
                                                                -----------      -----------
  Net increase (decrease) in net assets resulting from
   operations                                                     1,378,205       (2,956,542)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --         (290,835)
  Capital gains                                                          --         (747,203)
                                                                -----------      -----------
  Total distributions to shareholders                                    --       (1,038,038)
CAPITAL SHARE TRANSACTIONS--Net                                    (520,969)          24,819
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                           857,236       (3,969,662)
NET ASSETS
  Beginning of period                                            17,183,195       21,152,857
                                                                -----------      -----------
  End of period                                                 $18,040,431      $17,183,195
                                                                ===========      ===========
Undistributed Net Investment Income                             $   105,761               --
                                                                ===========      ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2003             2002
                                                             ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   107,189      $   258,151
  Net realized gain (loss) on investments                           (47,088)          92,543
  Change in unrealized appreciation (depreciation)                  778,537       (1,064,823)
                                                                -----------      -----------
  Net increase (decrease) in net assets resulting from
   operations                                                       838,638         (714,129)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --         (294,682)
  Capital gains                                                          --          (89,583)
                                                                -----------      -----------
  Total distributions to shareholders                                    --         (384,265)
CAPITAL SHARE TRANSACTIONS--Net                                      17,246          234,544
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                           855,884         (863,850)
NET ASSETS
  Beginning of period                                             9,292,690       10,156,540
                                                                -----------      -----------
  End of period                                                 $10,148,574      $ 9,292,690
                                                                ===========      ===========
Undistributed Net Investment Income                             $    70,402               --
                                                                ===========      ===========

MONEY MARKET PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2003             2002
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $    61,699      $   145,538
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                            (61,699)        (145,538)
CAPITAL SHARE TRANSACTIONS--Net                                     (32,231)       5,066,766
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                           (32,231)       5,066,766
NET ASSETS
  Beginning of period                                            18,655,369       13,588,603
                                                                -----------      -----------
  End of period                                                 $18,623,138      $18,655,369
                                                                ===========      ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2003             2002
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   158,941      $  325,031
  Net realized gain on investment                                    304,491          14,218
  Change in unrealized appreciation (depreciation)                  (238,885)        227,206
                                                                 -----------      ----------
  Net increase in net assets resulting from operations               224,547         566,455
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                  --        (324,407)
  Capital gains                                                           --         (13,752)
                                                                 -----------      ----------
  Total distributions to shareholders                                     --        (338,159)
CAPITAL SHARE TRANSACTIONS--Net                                    2,000,570       1,967,337
                                                                 -----------      ----------
TOTAL INCREASE                                                     2,225,117       2,195,633
NET ASSETS
  Beginning of period                                              8,356,947       6,161,314
                                                                 -----------      ----------
  End of period                                                  $10,582,064      $8,356,947
                                                                 ===========      ==========
Undistributed Net Investment Income                              $   159,565      $      624
                                                                 ===========      ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2003             2002
                                                              ----------------   -------------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                           $    (4,792)     $   (6,296)
  Net realized loss on investment                                 (1,252,930)       (675,015)
  Change in unrealized appreciation                                1,639,816          40,610
                                                                 -----------      ----------
  Net increase (decrease) in net assets resulting from
   operations                                                        382,094        (640,701)
CAPITAL SHARE TRANSACTIONS--Net                                      281,626         333,195
                                                                 -----------      ----------
TOTAL INCREASE (DECREASE)                                            663,720        (307,506)
NET ASSETS
  Beginning of period                                                743,703       1,051,209
                                                                 -----------      ----------
  End of period                                                  $ 1,407,423      $  743,703
                                                                 ===========      ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2003             2002
                                                             ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   662,491      $ 1,586,210
  Net realized gain (loss) on investment                            101,458         (885,216)
  Change in unrealized appreciation (depreciation)                1,960,920       (1,414,888)
                                                                -----------      -----------
  Net increase (decrease) in net assets resulting from
   operations                                                     2,724,869         (713,894)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --       (1,581,602)
CAPITAL SHARE TRANSACTIONS--Net                                     298,404        1,732,629
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                         3,023,273         (562,867)
NET ASSETS
  Beginning of period                                            20,026,085       20,588,952
                                                                -----------      -----------
  End of period                                                 $23,049,358      $20,026,085
                                                                ===========      ===========
Undistributed Net Investment Income                             $   667,099      $     4,608
                                                                ===========      ===========

INTERNATIONAL STOCK PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2003             2002
                                                             ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   27,863       $    20,254
  Net realized gain (loss) on investment                               (35)            2,904
  Change in unrealized appreciation (depreciation)                 231,753          (607,885)
                                                                ----------       -----------
  Net increase (decrease) in net assets resulting from
   operations                                                      259,581          (584,727)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                --           (20,182)
CAPITAL SHARE TRANSACTIONS--Net                                     18,534           156,104
                                                                ----------       -----------
TOTAL INCREASE (DECREASE)                                          278,115          (448,805)
NET ASSETS
  Beginning of period                                            2,681,268         3,130,073
                                                                ----------       -----------
  End of period                                                 $2,959,383       $ 2,681,268
                                                                ==========       ===========
Undistributed Net Investment Income                             $   28,068       $       205
                                                                ==========       ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                         (UNAUDITED)
                                                         SIX MONTHS
                                                            ENDED
                                                          JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                         -----------   ---------------------------------------------------------
                                                            2003         2002        2001        2000        1999        1998
                                                         -----------   ---------   ---------   ---------   ---------   ---------
      Net Asset Value, Beginning of Period               $  1.15       $  1.60     $  1.93     $  2.06     $  1.81     $  1.60
      Investment income--net                                  --          0.01        0.02        0.03        0.02        0.02
      Net realized and unrealized gain (loss) on
       investments during the period                        0.11         (0.45)      (0.33)      (0.09)       0.25        0.27
                                                         -------       -------     -------     -------     -------     -------
                       Total from investment operations     0.11         (0.44)      (0.31)      (0.06)       0.27        0.29
      Less distributions from
        Investment income--net                                --         (0.01)      (0.02)      (0.03)      (0.02)      (0.02)
        Capital gains                                         --            --          --       (0.04)         --       (0.06)
                                                         -------       -------     -------     -------     -------     -------
                                    Total distributions     0.00         (0.01)      (0.02)      (0.07)      (0.02)      (0.08)
                                                         -------       -------     -------     -------     -------     -------
      Net Asset Value, End of Period                     $  1.26       $  1.15     $  1.60     $  1.93     $  2.06     $  1.81
                                                         =======       =======     =======     =======     =======     =======
      Total return                                          9.57%**     (27.61)%    (16.12)%     (2.82)%     14.99 %     18.62 %
                                                         =======       =======     =======     =======     =======     =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)          $14,345       $13,099     $17,856     $20,550     $20,277     $15,702
      Ratio of expenses with reimbursement to average
       net assets (1)                                       0.87%*        0.87 %      0.87 %      0.87 %      0.87 %      0.87 %
      Ratio of expenses without reimbursement to
       average net assets                                   0.95%*        0.94 %      0.97 %      0.92 %      0.94 %      1.01 %
      Ratio of net investment income to average net
       assets                                               0.82%*        0.62 %      1.11 %      1.42 %      1.06 %      1.00 %
      Portfolio turnover rate                              19.29%       108.13 %     33.57 %     17.36 %     20.96 %     25.75 %

EQUITY INCOME PORTFOLIO

                                                         (UNAUDITED)
                                                         SIX MONTHS
                                                            ENDED
                                                          JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                         -----------   ---------------------------------------------------------
                                                            2003         2002        2001        2000        1999        1998
                                                         -----------   ---------   ---------   ---------   ---------   ---------
      Net Asset Value, Beginning of Period               $  1.30       $  1.61     $  1.90     $  1.84     $  1.75     $  1.56
      Investment income--net                                0.01          0.02        0.03        0.04        0.03        0.02
      Net realized and unrealized gain (loss) on
       investments during the period                        0.10         (0.25)      (0.25)       0.18        0.26        0.22
                                                         -------       -------     -------     -------     -------     -------
                       Total from investment operations     0.11         (0.23)      (0.22)       0.22        0.29        0.24
      Less distributions from
        Investment income--net                                --         (0.02)      (0.03)      (0.04)      (0.03)      (0.02)
        Capital gains                                         --         (0.06)      (0.04)      (0.12)      (0.17)      (0.03)
                                                         -------       -------     -------     -------     -------     -------
                                    Total distributions     0.00         (0.08)      (0.07)      (0.16)      (0.20)      (0.05)
                                                         -------       -------     -------     -------     -------     -------
      Net Asset Value, End of Period                     $  1.41       $  1.30     $  1.61     $  1.90     $  1.84     $  1.75
                                                         =======       =======     =======     =======     =======     =======
      Total return                                          8.46%**     (14.14)%    (11.79)%     12.00 %     17.09 %     15.85 %
                                                         =======       =======     =======     =======     =======     =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)          $18,040       $17,183     $21,153     $22,668     $19,874     $15,051
      Ratio of expenses with reimbursement to average
       net assets (1)                                       0.79%*        0.85 %      0.90 %      0.92 %      0.93 %      0.93 %
      Ratio of expenses without reimbursement to
       average net assets                                   0.90%*        0.91 %      0.90 %      0.92 %      0.94 %      0.99 %
      Ratio of net investment income to average net
       assets                                               1.47%*        1.41 %      1.69 %      1.94 %      1.49 %      1.44 %
      Portfolio turnover rate                               6.26%        32.23 %     33.28 %     22.67 %     16.42 %     24.83 %

*   Ratios annualized

**  Returns are not annualized

(1) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio and 0.79% on the Equity Income Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period. BALANCED PORTFOLIO

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                           JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                          -----------   -----------------------------------------------------
                                                             2003         2002       2001        2000       1999       1998
                                                          -----------   --------   ---------   --------   --------   --------
      Net Asset Value, Beginning of Period                $  1.20       $ 1.34     $  1.45     $ 1.52     $ 1.54     $ 1.39
      Investment income--net                                 0.01         0.04        0.04       0.06       0.04       0.04
      Net realized and unrealized gain (loss) on
       investments during the period                         0.10        (0.13)      (0.11)      0.01       0.08       0.19
                                                          -------       ------     -------     ------     ------     ------
                        Total from investment operations     0.11        (0.09)      (0.07)      0.07       0.12       0.23
      Less distributions from
        Investment income--net                                 --        (0.04)      (0.04)     (0.06)     (0.04)     (0.04)
        Capital gains                                          --        (0.01)         --      (0.08)     (0.10)     (0.04)
                                                          -------       ------     -------     ------     ------     ------
                                     Total distributions     0.00        (0.05)      (0.04)     (0.14)     (0.14)     (0.08)
                                                          -------       ------     -------     ------     ------     ------
      Net Asset Value, End of Period                      $  1.31       $ 1.20     $  1.34     $ 1.45     $ 1.52     $ 1.54
                                                          =======       ======     =======     ======     ======     ======
      Total return                                           9.17%**     (6.64)%     (4.55)%     4.13 %     8.00 %    16.58 %
                                                          =======       ======     =======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)           $10,149       $9,293     $10,157     $9,807     $9,563     $7,827
      Ratio of expenses with reimbursement to average
       net assets (1)                                        0.81%*       0.85 %      0.90 %     0.90 %     0.90 %     0.90 %
      Ratio of expenses without reimbursement to average
       net assets                                            1.00%*       1.08 %      1.07 %     1.08 %     1.14 %     1.24 %
      Ratio of net investment income to average net
       assets                                                2.28%*       2.64 %      2.89 %     3.51 %     2.89 %     2.79 %
      Portfolio turnover rate                                2.85%       42.29 %     16.49 %    13.41 %    31.53 %    14.14 %

MONEY MARKET PORTFOLIO

                                                         (UNAUDITED)
                                                         SIX MONTHS
                                                            ENDED
                                                          JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                         -----------   ------------------------------------------------------
                                                            2003         2002        2001        2000       1999       1998
                                                         -----------   ---------   ---------   --------   --------   --------
      Net Asset Value, Beginning of Period               $  1.00       $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
      Investment income--net                                  --          0.01        0.03       0.05       0.04       0.05
                                                         -------       -------     -------     ------     ------     ------
                       Total from investment operations     0.00          0.01        0.03       0.05       0.04       0.05
      Less distributions from
        Investment income--net                                --         (0.01)      (0.03)     (0.05)     (0.04)     (0.05)
                                                         -------       -------     -------     ------     ------     ------
                                    Total distributions     0.00         (0.01)      (0.03)     (0.05)     (0.04)     (0.05)
                                                         -------       -------     -------     ------     ------     ------
      Net Asset Value, End of Period                     $  1.00       $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
                                                         =======       =======     =======     ======     ======     ======
      Total return                                          0.31%**       0.97 %      3.07 %     5.51 %     4.26 %     4.65 %
                                                         =======       =======     =======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)          $18,623       $18,655     $13,589     $6,824     $6,677     $4,354
      Ratio of expenses with reimbursement to average
       net assets (1)                                       0.56%*        0.68 %      0.87 %     0.87 %     0.87 %     0.87 %
      Ratio of expenses without reimbursement to
       average net assets                                   0.87%*        0.92 %      1.03 %     1.18 %     1.28 %     1.37 %
      Ratio of net investment income to average net
       assets                                               0.63%*        0.97 %      2.82 %     5.37 %     4.20 %     4.55 %

*   Ratios annualized

**  Returns are not annualized

(1) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio and 0.56% on the Money Market Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND PORTFOLIO

                                                                    (UNAUDITED)                            PERIOD FROM
                                                                    SIX MONTHS                           MAY 1, 2000 (1)
                                                                       ENDED          YEAR ENDED               TO
                                                                     JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                    -----------   -------------------   -----------------
                                                                       2003         2002       2001           2000
                                                                    -----------   --------   --------   -----------------
      Net Asset Value, Beginning of Period                          $  1.09       $ 1.05     $ 1.04        $ 1.00
      Investment income--net                                           0.02         0.04       0.07          0.04
      Net realized and unrealized gain on investments during the
       period                                                          0.01         0.04       0.01          0.04
                                                                    -------       ------     ------        ------
                                  Total from investment operations     0.03         0.08       0.08          0.08
      Less distributions from
        Investment income--net                                           --        (0.04)     (0.07)        (0.04)
                                                                    -------       ------     ------        ------
                                               Total distributions     0.00        (0.04)     (0.07)        (0.04)
                                                                    -------       ------     ------        ------
      Net Asset Value, End of Period                                $  1.12       $ 1.09     $ 1.05        $ 1.04
                                                                    =======       ======     ======        ======
      Total return                                                     2.75%**      8.22 %     7.33 %        8.29 %**
                                                                    =======       ======     ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $10,582       $8,357     $6,161        $5,447
      Ratio of expenses with reimbursement to average net assets
       (2)                                                             0.35%*       0.35 %     0.64 %        0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          0.93%*       0.95 %     1.04 %        0.96 %*
      Ratio of net investment income to average net assets             3.33%*       4.59 %     6.26 %        6.21 %*
      Portfolio turnover rate                                         49.09%       72.41 %    22.68 %        7.82 %

SMALL-CAP/MID-CAP PORTFOLIO

                                                                    (UNAUDITED)                              PERIOD FROM
                                                                    SIX MONTHS                             MAY 1, 2000 (1)
                                                                       ENDED           YEAR ENDED                TO
                                                                     JUNE 30,         DECEMBER 31,          DECEMBER 31,
                                                                    -----------   ---------------------   -----------------
                                                                       2003         2002        2001            2000
                                                                    -----------   ---------   ---------   -----------------
      Net Asset Value, Beginning of Period                          $  0.13       $  0.30     $  0.66        $  1.00
      Investment loss--net                                               --            --          --          (0.01)
      Net realized and unrealized gain (loss) on investments
       during the period                                               0.06         (0.17)      (0.36)         (0.33)
                                                                    -------       -------     -------        -------
                                  Total from investment operations     0.06         (0.17)      (0.36)         (0.34)
                                                                    -------       -------     -------        -------
      Net Asset Value, End of Period                                $  0.19       $  0.13     $  0.30        $  0.66
                                                                    =======       =======     =======        =======
      Total return                                                    46.15 %**    (56.67)%    (54.55)%       (34.00)%**
                                                                    =======       =======     =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $ 1,407       $   744     $ 1,051        $ 1,833
      Ratio of expenses with reimbursement to average net assets
       (2)                                                             1.12 %*       1.30 %      1.50 %         1.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          2.99 %*       3.10 %      2.82 %         2.00 %*
      Ratio of net investment loss to average net assets              (1.02)%*      (0.83)%     (0.56)%        (1.19)%*
      Portfolio turnover rate                                         73.78 %        6.69 %     16.23 %         2.67 %

*   Ratios annualized

**  Returns are not annualized

(1)  Commencement of operations.

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.35% on the Government Bond Portfolio and 1.12% on the Small-Cap/Mid-Cap Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

HIGH YIELD BOND PORTFOLIO

                                                                   (UNAUDITED)                              PERIOD FROM
                                                                   SIX MONTHS                             MAY 1, 2000 (1)
                                                                      ENDED           YEAR ENDED                TO
                                                                    JUNE 30,         DECEMBER 31,          DECEMBER 31,
                                                                   -----------   ---------------------   -----------------
                                                                      2003         2002        2001            2000
                                                                   -----------   ---------   ---------   -----------------
      Net Asset Value, Beginning of Period                         $  0.77       $  0.86     $  0.95        $  1.00
      Investment income--net                                          0.03          0.07        0.09           0.06
      Net realized and unrealized gain (loss) on investments
       during the period                                              0.07         (0.09)      (0.09)         (0.05)
                                                                   -------       -------     -------        -------
                                 Total from investment operations     0.10         (0.02)       0.00           0.01
      Less distributions from
        Investment income--net                                          --         (0.07)      (0.09)         (0.06)
                                                                   -------       -------     -------        -------
                                              Total distributions     0.00         (0.07)      (0.09)         (0.06)
                                                                   -------       -------     -------        -------
      Net Asset Value, End of Period                               $  0.87       $  0.77     $  0.86        $  0.95
                                                                   =======       =======     =======        =======
      Total return                                                   12.99%**      (2.80)%      0.51 %         1.00 %**
                                                                   =======       =======     =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                    $23,049       $20,026     $20,589        $20,241
      Ratio of expenses with reimbursement to average net assets
       (2)                                                            0.80%*        0.80 %      0.80 %         0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                         0.90%*        0.90 %      0.93 %         0.88 %*
      Ratio of net investment income to average net assets            6.23%*        7.92 %      9.71 %         8.87 %*
      Portfolio turnover rate                                        10.96%         6.28 %     12.18 %           --

INTERNATIONAL STOCK PORTFOLIO

                                                                    (UNAUDITED)                              PERIOD FROM
                                                                    SIX MONTHS                             MAY 1, 2000 (1)
                                                                       ENDED           YEAR ENDED                TO
                                                                     JUNE 30,         DECEMBER 31,          DECEMBER 31,
                                                                    -----------   ---------------------   -----------------
                                                                       2003         2002        2001            2000
                                                                    -----------   ---------   ---------   -----------------
      Net Asset Value, Beginning of Period                          $  0.49       $  0.61     $  0.80        $  1.00
      Investment income--net                                           0.01            --          --             --
      Net realized and unrealized gain (loss) on investments
       during the period                                               0.04         (0.12)      (0.19)         (0.20)
                                                                    -------       -------     -------        -------
                                  Total from investment operations     0.05         (0.12)      (0.19)         (0.20)
                                                                    -------       -------     -------        -------
      Net Asset Value, End of Period                                $  0.54       $  0.49     $  0.61        $  0.80
                                                                    =======       =======     =======        =======
      Total return                                                    10.20%**     (19.06)%    (23.11)%       (19.52)%**
                                                                    =======       =======     =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $ 2,959       $ 2,681     $ 3,130        $ 4,024
      Ratio of expenses with reimbursement to average net assets
       (2)                                                             1.10%*        1.10 %      1.10 %         1.10 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          1.56%*        1.54 %      1.54 %         1.37 %*
      Ratio of net investment income to average net assets             2.06%*        0.69 %      0.57 %         0.84 %*
      Portfolio turnover rate                                            --            --       18.74 %         6.18 %

*   Ratios annualized

**  Returns are not annualized

(1)  Commencement of operations.

(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio and 1.10% on the International Stock Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 2003  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and the International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the interest method. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

RECLASSIFICATION OF CAPITAL ACCOUNTS:
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2002, the Small-Cap/Mid-Cap Portfolio decreased paid-in capital by $6,296 due to the Fund experiencing a net investment loss during the year. Accumulated net realized gain on investments and net assets were not affected by this change.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 2002, the Growth Portfolio had capital loss carry forwards of $2,803,867 of which $2,289,774 will expire in 2010 and $514,093 that will expire in 2009, the Small-Cap/Mid-Cap Portfolio had capital loss carry forwards of $300,848 of which $273,015 will expire in 2010 and $27,833 that will expire in 2008 and the International Stock Portfolio had capital loss carry forwards of $217,013 of which $35,286 will expire in 2010 and $181,727 that will expire in 2009. As of

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
December 31, 2002, there were post-October capital loss deferrals of approximately $381,108, $579,278, $896,734 and $24,797 for the Growth,
Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios, respectively, which will be recognized in the following tax year.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:
Operating expenses directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolios' net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                           INVESTMENT    SERVICE
                                          ADVISORY FEE     FEE
Growth                                        0.50%       0.25%
Equity Income                                 0.50%       0.25%
Balanced                                      0.50%       0.25%
Money Market                                  0.50%       0.25%
Government Bond                               0.50%       0.25%
Small-Cap/Mid-Cap                             1.25%       0.25%
High Yield Bond                               0.55%       0.25%
International Stock                           0.75%       0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective June 1, 2002, the Fund's Adviser has voluntarily agreed to waive or reduce all or any portion of any portfolio's advisory fee, administrative fee, and/or expenses for the portfolios listed below. Until April 30, 2004, SM&R has agreed to reimburse expenses which exceed the following percentages of each portfolio's average daily net assets:

Growth                              0.87 %
Equity Income                       0.79 %
Balanced                            0.81 %
Money Market                        0.56 %
Government Bond                     0.35 %
Small-Cap/Mid-Cap                   1.12 %
High Yield Bond                     0.80 %
International Stock                 1.10 %

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

As of June 30, 2003, SM&R and American National had the following ownership in the Portfolios:

                                                             AMERICAN NATIONAL                AMERICAN NATIONAL
                                   SM&R                      CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                       -----------------------------   ------------------------------   ------------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES                PERCENT OF SHARES
                        SHARES        OUTSTANDING        SHARES        OUTSTANDING        SHARES        OUTSTANDING
Growth                   145,502         1.28%          2,841,801        25.06%          8,354,423        73.66%
Equity Income            182,060         1.43%          3,492,930        27.35%          9,096,266        71.22%
Balanced                  97,685         1.26%          3,307,260        42.68%          4,344,957        56.06%
Money Market             231,900         1.25%          2,708,500        14.54%         15,682,738        84.21%
Government Bond               --           --           5,769,544        60.98%          3,691,210        39.02%
Small-Cap/Mid-Cap        400,000         5.50%          2,000,000        27.50%          4,873,565        67.00%
High Yield Bond               --           --          25,629,935        97.02%            786,113         2.98%
International Stock    1,533,080        28.23%          3,577,188        65.87%            320,205         5.90%

The Fund pays directors' fees and expenses for all the disinterested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                     PURCHASES      SALES
Growth                               $2,289,975   $2,401,448
Equity Income                        $  976,539   $2,256,990
Balanced                             $  241,825   $  488,189
Government Bond                      $7,128,336   $4,001,839
Small-Cap/Mid-Cap                    $1,004,213   $  662,380
High Yield Bond                      $2,010,000   $2,860,004
International Stock                  $       --   $       --

Gross unrealized appreciation and depreciation as of June 30, 2003 were as follows:

                                     APPRECIATION   DEPRECIATION
Growth                                $1,747,652     $  660,439
Equity Income                         $1,007,181     $2,174,492
Balanced                              $  727,106     $  502,563
Government Bond                       $  248,921     $   10,690
Small-Cap/Mid-Cap                     $  262,010     $  305,078
High Yield Bond                       $1,492,129     $3,755,404
International Stock                   $   83,414     $2,189,053

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             430,146     $    509,499       1,029,206     $  1,368,303
Investment income dividends reinvested                                  --               --          80,289           93,938
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          430,146          509,499       1,109,495        1,462,241
Redemptions of capital shares                                     (433,998)        (503,455)       (941,158)      (1,219,122)
                                                               -----------     ------------     -----------     ------------
Net increase (decrease) in capital shares outstanding               (3,852)    $      6,044         168,337     $    243,119
                                                                               ============                     ============
Shares outstanding at beginning of period                       11,345,578                       11,177,241
                                                               -----------                      -----------
Shares outstanding at end of period                             11,341,726                       11,345,578
                                                               ===========                      ===========
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--11,341,726 shares of $.01 par value
  outstanding
(115,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 16,629,364
Undistributed net investment income                                                  52,474
Accumulated net realized loss on investments                                     (3,423,637)
Net unrealized appreciation of investments                                        1,087,213
                                                                               ------------
Net Assets                                                                     $ 14,345,414
                                                                               ============

EQUITY INCOME PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             397,861     $    534,462         897,756     $  1,365,010
Investment income dividends reinvested                                  --               --         219,166          290,835
Distributions from net realized gains reinvested                        --               --         566,063          747,203
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          397,861          534,462       1,682,985        2,403,048
Redemptions of capital shares                                     (811,110)      (1,055,431)     (1,617,339)      (2,378,130)
                                                               -----------     ------------     -----------     ------------
Net increase (decrease) in capital shares outstanding             (413,249)    $   (520,969)         65,646     $     24,918
                                                                               ============                     ============
Shares outstanding at beginning of period                       13,184,505                       13,118,859
                                                               -----------                      -----------
Shares outstanding at end of period                             12,771,256                       13,184,505
                                                               ===========                      ===========
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--12,771,256 shares of $.01 par value
  outstanding
(120,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 19,171,094
Undistributed net investment income                                                 105,761
Accumulated net realized loss on investments                                        (69,113)
Net unrealized depreciation of investments                                       (1,167,311)
                                                                               ------------
Net Assets                                                                     $ 18,040,431
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

BALANCED PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             643,896     $    797,119         838,861     $  1,086,048
Investment income dividends reinvested                                  --               --         242,533          294,682
Distributions from net realized gains reinvested                        --               --          73,743           89,583
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          643,896          797,119       1,155,137        1,470,313
Redemptions of capital shares                                     (650,778)        (779,873)       (974,704)      (1,235,769)
                                                               -----------     ------------     -----------     ------------
Net increase (decrease) in capital shares outstanding               (6,882)    $     17,246         180,433     $    234,544
                                                                               ============                     ============
Shares outstanding at beginning of period                        7,756,784                        7,576,351
                                                               -----------                      -----------
Shares outstanding at end of period                              7,749,902                        7,756,784
                                                               ===========                      ===========
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--7,749,902 shares of $.01 par value
  outstanding
(115,000,000 authorized) (par and additional paid-in
  capital)                                                                     $  9,897,428
Undistributed net investment income                                                  70,402
Accumulated net realized loss on investments                                        (43,799)
Net unrealized appreciation of investments                                          224,543
                                                                               ------------
Net Assets                                                                     $ 10,148,574
                                                                               ============

MONEY MARKET PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                          16,056,830     $ 16,056,830      108,878,654    $ 108,878,654
Investment income dividends reinvested                              61,703           61,703          145,538          145,538
                                                               -----------     ------------     ------------    -------------
Subtotals                                                       16,118,533       16,118,533      109,024,192      109,024,192
Redemptions of capital shares                                  (16,150,764)     (16,150,764)    (103,957,426)    (103,957,426)
                                                               -----------     ------------     ------------    -------------
Net increase (decrease) in capital shares outstanding              (32,231)    $    (32,231)       5,066,766    $   5,066,766
                                                                               ============                     =============
Shares outstanding at beginning of period                       18,655,369                        13,588,603
                                                               -----------                      ------------
Shares outstanding at end of period                             18,623,138                        18,655,369
                                                               ===========                      ============
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--18,623,138 shares of $.01 par value
  outstanding
(1,050,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 18,623,138
                                                                               ------------
Net Assets                                                                     $ 18,623,138
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

GOVERNMENT BOND PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           2,719,367     $  2,995,976       1,950,986     $  2,152,449
Investment income dividends reinvested                                  --               --         297,621          324,407
Distributions from net realized gains reinvested                        --               --          12,617           13,752
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        2,719,367        2,995,976       2,261,224        2,490,608
Redemptions of capital shares                                     (904,067)        (995,406)       (471,920)        (523,271)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                       1,815,300     $  2,000,570       1,789,304     $  1,967,337
                                                                               ============                     ============
Shares outstanding at beginning of period                        7,645,454                        5,856,150
                                                               -----------                      -----------
Shares outstanding at end of period                              9,460,754                        7,645,454
                                                               ===========                      ===========
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--9,460,754 shares of $.01 par value
  outstanding
(30,000,000 authorized) (par and additional paid-in capital)                   $  9,879,777
Undistributed net investment income                                                 159,565
Accumulated net realized gain on investments                                        304,491
Net unrealized appreciation of investments                                          238,231
                                                                               ------------
Net Assets                                                                     $ 10,582,064
                                                                               ============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           2,108,956     $    344,057       2,303,980     $    367,856
Redemptions of capital shares                                     (426,675)         (62,431)       (229,707)         (34,661)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                       1,682,281     $    281,626       2,074,273     $    333,195
                                                                               ============                     ============
Shares outstanding at beginning of period                        5,591,284                        3,517,011
                                                               -----------                      -----------
Shares outstanding at end of period                              7,273,565                        5,591,284
                                                               ===========                      ===========
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--7,273,565 shares of $.01 par value
  outstanding
(30,000,000 authorized) (par and additional paid-in capital)                   $  3,583,547
Accumulated net realized loss on investments                                     (2,133,056)
Net unrealized depreciation of investments                                          (43,068)
                                                                               ------------
Net Assets                                                                     $  1,407,423
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

HIGH YIELD BOND PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             515,657     $    419,836         372,949     $    308,519
Investment income dividends reinvested                                  --               --       2,054,028        1,581,602
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          515,657          419,836       2,426,977        1,890,121
Redemptions of capital shares                                     (150,099)        (121,432)       (190,561)        (157,492)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         365,558     $    298,404       2,236,416     $  1,732,629
                                                                               ============                     ============
Shares outstanding at beginning of period                       26,050,490                       23,814,074
                                                               -----------                      -----------
Shares outstanding at end of period                             26,416,048                       26,050,490
                                                               ===========                      ===========
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--26,416,048 shares of $.01 par value
  outstanding
(40,000,000 authorized) (par and additional paid-in capital)                   $ 25,429,295
Undistributed net investment income                                                 667,099
Accumulated net realized loss on investments                                       (783,761)
Net unrealized depreciation of investments                                       (2,263,275)
                                                                               ------------
Net Assets                                                                     $ 23,049,358
                                                                               ============

INTERNATIONAL STOCK PORTFOLIO

                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2003                  DECEMBER 31, 2002
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           1,919,812     $    971,211      10,081,572     $  5,554,146
Investment income dividends reinvested                                  --               --          41,183           20,182
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        1,919,812          971,211      10,122,755        5,574,328
Redemptions of capital shares                                   (1,913,391)        (952,677)     (9,834,577)      (5,418,224)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                           6,421     $     18,534         288,178     $    156,104
                                                                               ============                     ============
Shares outstanding at beginning of period                        5,424,052                        5,135,874
                                                               -----------                      -----------
Shares outstanding at end of period                              5,430,473                        5,424,052
                                                               ===========                      ===========
The components of net assets at June 30, 2003, are as
  follows:
Capital Stock--5,430,473 shares of $.01 par value
  outstanding
(45,000,000 authorized) (par and additional paid-in capital)                   $  5,278,800
Undistributed net investment income                                                  28,068
Accumulated net realized loss on investments                                       (241,846)
Net unrealized depreciation of investments                                       (2,105,639)
                                                                               ------------
Net Assets                                                                     $  2,959,383
                                                                               ============